ORGANIZATION AND BASIS OF PRESENTATION (Detail)	12 Months Ended
Dec. 31, 2021
RISE Education Cayman III Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jul. 29, 2013
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Investment holding
RISE Education Cayman I Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	Jun. 19, 2013
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Investment holding